Property and Equipment - Geographic Location (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Non-current assets by geography
Property, plant, equipment, and operating lease ROU assets	$ 49,985	$ 35,485
Uruguay
Non-current assets by geography
Property, plant, equipment, and operating lease ROU assets	41,067	33,208
Argentina
Non-current assets by geography
Property, plant, equipment, and operating lease ROU assets	1,400	1,250
Spain
Non-current assets by geography
Property, plant, equipment, and operating lease ROU assets	729	791
Netherlands
Non-current assets by geography
Property, plant, equipment, and operating lease ROU assets	5,672	0
Other countries
Non-current assets by geography
Property, plant, equipment, and operating lease ROU assets	$ 1,117	$ 236